Segment Information (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Major customers
Revenues from major customer	$ 401,624,981	$ 356,525,127	$ 299,538,656
Accounts receivable from major customer	244,080,865	174,114,561
Revenues | Minimum
Major customers
Threshold for disclosure of risk (as a percent)	10.00%
Revenues | Customer accounting risk | Customer A
Major customers
Revenues from major customer	58,044,764	58,986,246	70,541,996
Accounts receivable | Minimum
Major customers
Threshold for disclosure of risk (as a percent)	10.00%
Accounts receivable | Credit risk | Customer A
Major customers
Accounts receivable from major customer	37,117,123
Accounts receivable | Credit risk | Customer A | Maximum
Major customers
Concentration (as a percent)	10.00%
Customer deposits | Minimum
Major customers
Threshold for disclosure of risk (as a percent)	10.00%
Customer deposits | Customer deposits | Customer B
Major customers
Customer deposits from major customer	11,109,490	14,344,620
Customer deposits | Customer deposits | Customer C
Major customers
Customer deposits from major customer	24,000,000	44,000,000
Customer deposits | Customer deposits | Customer D
Major customers
Customer deposits from major customer	$ 20,631,910
Customer deposits | Customer deposits | Customer D | Maximum
Major customers
Concentration (as a percent)	10.00%